Note 7 - Cost of Revenue	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cost of sales [text block]
NOTE 7.	COST OF REVENUE

The table below specifies the nature of expenses presented as Cost of revenue.

[US$ thousands]	Year ended December 31,
Cost of revenue	2017	2018	2019
Payouts to publishers and monetization partners	1,303	1,227	2,096
Cost of prepaid airtime and handsets sold	-	9,096	29,836
Microlending service fee (1)	-	428	29,759
Cost of professional services (2)	2,181	6,693	11,754
Other expenses	485	2,565	546
Total	3,969	20,009	73,991

(
1
)
 Includes accrued fee for provision of app, systems and platform maintenance, and data processing services as well as managerial oversight to P C Financial Services, the subsidiary of the Group offering microloans in India. See Note
28
 for more details.

(
2
)
 The Group provided development and managerial services to equity-accounted investees. Related to this, the Group incurred expenses, predominantly personnel expenses. In
2019,
the Group reclassified personnel and other operating expenses in prior periods as cost of revenue. In
2018,
the Group reclassified personnel expenses of
US$6,285
thousand as cost of revenue, compared to
US$2,181
thousand in
2017.
Other operating expenses reclassified as cost of revenue was
US$408
thousand in
2018
and
US$485
thousand in
2017.